UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494
                                                    -----------

                             The Gabelli Asset Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ---------------

                     Date of reporting period: June 30, 2006
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                             THE GABELLI ASSET FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006






TO OUR SHAREHOLDERS,

      During the second quarter of 2006, The Gabelli Asset Fund (the "Fund") rose 0.9%, while the Standard & Poor's ("S&P") 500 Index declined 1.4% and the Dow Jones Industrial Average rose 0.9%. For the six month period ended June 30, 2006, the Fund was up 8.3% versus gains of 2.7% and 5.3% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                           ------------------------------------------------
                                                                                                               Since
                                              Year to                                                        Inception
                                     Quarter   Date    1 Year   3 Year   5 Year   10 Year   15 Year  20 Year  (3/3/86)
                                     -------   ----    ------   ------   ------   -------   -------  -------  --------
  GABELLI ASSET FUND CLASS AAA ..... 0.93%     8.29%   11.47%    15.56%   7.15%   11.91%    12.99%   13.58%   13.97%

  S&P 500 Index ....................(1.44)     2.71     8.62     11.21    2.49     8.32     10.73    11.02    11.44
  Dow Jones Industrial Average ..... 0.93      5.25    11.07      9.95    3.47     9.17     11.87    12.16    12.58
  Nasdaq Composite Index ...........(7.17)    (1.51)    5.60     10.21    0.10     6.25     10.65     8.75     9.25

  Class A .......................... 0.91      8.29    11.48     15.55    7.15    11.91     12.99    13.57    13.98
                                    (4.89)(b)  2.06(b)  5.07(b)  13.29(b) 5.88(b) 11.25(b)  12.54(b) 13.24(b) 13.64(b)
  Class B .......................... 0.73      7.95    10.72     14.88    6.77    11.72     12.86    13.47    13.88
                                    (4.27)(c)  2.95(c)  5.72(c)  14.11(c) 6.46(c) 11.72(c)  12.86(c) 13.47(c) 13.88(c)
  Class C .......................... 0.71      7.89    10.63     14.83    6.75    11.70     12.85    13.47    13.88
                                    (0.29)(c)  6.89(c)  9.63(c)  14.83(c) 6.75(c) 11.70(c)  12.85(c) 13.47(c) 13.88(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE
     INDEX. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

                   Beginning        Ending     Annualized   Expenses
                 Account Value  Account Value    Expense   Paid During
                   01/01/06        06/30/06       Ratio      Period*
-------------------------------------------------------------------------------
THE GABELLI ASSET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,082.90       1.37%      $ 7.08
Class A            $1,000.00      $1,082.90       1.37%      $ 7.08
Class B            $1,000.00      $1,079.50       2.12%      $10.93
Class C            $1,000.00      $1,078.90       2.12%      $10.93

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,018.00       1.37%      $ 6.85
Class A            $1,000.00      $1,018.00       1.37%      $ 6.85
Class B            $1,000.00      $1,014.28       2.12%      $10.59
Class C            $1,000.00      $1,014.28       2.12%      $10.59

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2006:


THE GABELLI ASSET FUND
Food and Beverage .................................. 10.4%
Energy and Utilities ...............................  8.8%
Publishing .........................................  7.2%
Telecommunications .................................  6.5%
Diversified Industrial .............................  6.0%
Financial Services .................................  5.9%
Equipment and Supplies .............................  5.7%
Consumer Products ..................................  5.3%
Entertainment ......................................  5.1%
Cable and Satellite ................................  4.7%
Health Care ........................................  3.2%
Automotive: Parts and Accessories ..................  3.1%
Aviation: Parts and Services .......................  3.0%
Hotels and Gaming ..................................  2.9%
Communications Equipment ...........................  2.0%
Metals and Mining ..................................  1.9%
Machinery ..........................................  1.9%
Broadcasting .......................................  1.9%
Consumer Services ..................................  1.7%
Agriculture ........................................  1.5%
Environmental Services .............................  1.4%
Specialty Chemicals ................................  1.3%
Aerospace ..........................................  1.3%
Real Estate ........................................  1.1%
Electronics ........................................  1.1%
Business Services ..................................  0.8%
Automotive .........................................  0.8%
Wireless Communications ............................  0.8%
Retail .............................................  0.7%
Transportation .....................................  0.6%
U.S. Government Obligations ........................  0.6%
Manufactured Housing and
  Recreational Vehicles ............................  0.4%
Computer Software and Services .....................  0.4%
Closed-End Funds ...................................  0.1%
Paper and Forest Products ..........................  0.0%
Other Assets and Liabilities (Net) ................. (0.1)%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                               COST         VALUE
    ------                                               ----        ------

               COMMON STOCKS -- 99.1%
               AEROSPACE -- 1.1%
     70,000    Boeing Co. ....................... $    2,424,385 $    5,733,700
     30,000    Herley Industries Inc.+ ..........        487,927        336,300
     12,000    Lockheed Martin Corp. ............        354,600        860,880
     31,000    Northrop Grumman Corp. ...........      1,491,426      1,985,860
  2,000,000    Rolls-Royce Group plc+ ...........     14,749,075     15,311,500
 80,700,000    Rolls-Royce Group plc, Cl. B .....         82,717        152,963
                                                  -------------- --------------
                                                      19,590,130     24,381,203
                                                  -------------- --------------
               AGRICULTURE -- 1.5%
    705,000    Archer-Daniels-Midland Co. .......      9,772,128     29,102,400
     15,000    Delta & Pine Land Co. ............        260,292        441,000
     40,529    Monsanto Co. .....................        647,781      3,412,137
     50,000    Mosaic Co.+ ......................        763,480        782,500
      1,000    Potash Corp. of Saskatchewan Inc.          41,184         85,970
                                                  -------------- --------------
                                                      11,484,865     33,824,007
                                                  -------------- --------------
               AUTOMOTIVE -- 0.8%
     20,000    General Motors Corp. .............        539,120        595,800
    500,000    Navistar International Corp.+ ....      8,980,097     12,305,000
     45,000    PACCAR Inc. ......................        522,021      3,707,100
     25,000    Volkswagen AG ....................      1,044,095      1,753,258
                                                  -------------- --------------
                                                      11,085,333     18,361,158
                                                  -------------- --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.0%
    105,000    BorgWarner Inc. ..................      2,017,206      6,835,500
    240,000    CLARCOR Inc. .....................      1,718,044      7,149,600
    300,000    Dana Corp. .......................      3,509,791        792,000
    260,000    Earl Scheib Inc.+ ................      1,603,290        975,000
    195,000    Federal-Mogul Corp.+ .............        411,720         70,200
    520,000    Genuine Parts Co. ................     12,888,512     21,663,200
    167,000    Johnson Controls Inc. ............      4,231,320     13,730,740
    170,000    Midas Inc.+ ......................      2,224,151      3,128,000
    285,000    Modine Manufacturing Co. .........      6,650,816      6,657,600
    150,000    Proliance International Inc.+ ....        908,409        693,000
    180,000    Standard Motor Products Inc. .....      2,488,936      1,501,200
     70,000    Superior Industries
                 International Inc. .............      1,762,639      1,280,300
    130,000    Tenneco Inc.+ ....................        475,684      3,380,000
                                                  -------------- --------------
                                                      40,890,518     67,856,340
                                                  -------------- --------------
               AVIATION: PARTS AND SERVICES -- 3.0%
     60,000    Aviall Inc.+ .....................        539,651      2,851,200
    520,000    Curtiss-Wright Corp. .............      3,391,227     16,057,600
     15,000    EDO Corp. ........................        431,784        365,100
    225,000    Fairchild Corp., Cl. A+ ..........      1,287,962        468,000
    570,000    GenCorp Inc.+ ....................      2,079,772      9,137,100
    110,000    Kaman Corp. ......................      1,534,269      2,002,000

                                                                    MARKET
    SHARES                                              COST         VALUE
    ------                                              ----        ------

    340,000    Precision Castparts Corp. ........ $    4,207,013 $   20,318,400
    107,000    Sequa Corp., Cl. A+ ..............      4,551,858      8,720,500
    105,000    Sequa Corp., Cl. B+ ..............      5,381,629      8,583,750
                                                  -------------- --------------
                                                      23,405,165     68,503,650
                                                  -------------- --------------
               BROADCASTING -- 1.9%
    401,000    CBS Corp., Cl. A .................      7,023,402     10,851,060
     50,000    CBS Corp., Cl. B .................      1,257,800      1,352,500
     10,000    Cogeco Inc. ......................        194,764        179,163
     20,000    Corus Entertainment Inc., Cl. B ..         64,982        649,467
     79,000    Fisher Communications Inc.+ ......      4,323,030      3,328,270
    166,000    Granite Broadcasting Corp.+ ......         69,153         28,220
    310,000    Gray Television Inc. .............      3,464,394      1,794,900
      8,000    Gray Television Inc., Cl. A ......         76,929         48,880
     30,000    ION Media Networks Inc.+ .........         45,132         27,600
    230,000    Liberty Media Holding Corp. -
                 Capital, Cl. A+ ................      4,578,481     19,267,100
    180,000    Lin TV Corp., Cl. A+ .............      3,468,291      1,359,000
     40,000    Sinclair Broadcast
                 Group Inc., Cl. A ..............        358,285        342,400
    400,000    Television Broadcasts Ltd. .......      1,815,551      2,472,220
     22,000    Univision Communications
                 Inc., Cl. A+ ...................        745,607        737,000
    217,000    Young Broadcasting Inc., Cl. A+ ..      2,684,914        681,380
                                                  -------------- --------------
                                                      30,170,715     43,119,160
                                                  -------------- --------------
               BUSINESS SERVICES -- 0.8%
     25,851    Acco Brands Corp.+ ...............        152,168        566,137
    150,000    Cendant Corp. ....................      1,623,750      2,443,500
     45,000    ChoicePoint Inc.+ ................      1,609,312      1,879,650
     11,000    Clear Channel Outdoor Holdings
                  Inc., Cl. A+ ..................        228,770        230,560
    195,000    Ecolab Inc. ......................      1,837,427      7,913,100
     10,000    Imation Corp. ....................        203,344        410,500
     65,000    Landauer Inc. ....................        402,818      3,113,500
     23,500    MasterCard Inc., Cl. A+ ..........        916,500      1,128,000
    114,000    Nashua Corp.+ ....................      1,677,155        783,180
                                                  -------------- --------------
                                                       8,651,244     18,468,127
                                                  -------------- --------------
               CABLE AND SATELLITE -- 4.7%
  2,000,000    Cablevision Systems Corp., Cl. A+       5,712,539     42,900,000
    240,000    Comcast Corp., Cl. A+ ............      6,284,344      7,857,600
     40,000    Comcast Corp., Cl. A, Special+ ...        306,462      1,311,200
    264,396    DIRECTV Group Inc.+ ..............      5,082,757      4,362,534
    100,000    EchoStar Communications
                 Corp., Cl. A+ ..................      2,982,011      3,081,000
    320,096    Liberty Global Inc., Cl. A+ ......      3,187,437      6,882,064
    260,000    Liberty Global Inc., Cl. C+ ......      2,801,037      5,348,200

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINTUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                               COST         VALUE
    ------                                               ----        ------

               COMMON STOCKS (CONTINUED)
               CABLE AND SATELLITE (CONTINUED)
    750,000    Rogers Communications Inc.,
                 Cl. B, New York ................ $    7,404,026 $   30,300,000
     10,000    Rogers Communications Inc.,
                 Cl. B, Toronto .................         77,553        402,311
     60,000    Shaw Communications Inc., Cl. B ..        164,952      1,695,781
     80,000    Shaw Communications Inc., Cl. B,
                 Non-Voting .....................        312,647      2,263,200
                                                  -------------- --------------
                                                      34,315,765    106,403,890
                                                  -------------- --------------
               CLOSED-END FUNDS -- 0.1%
     78,001    Royce Value Trust Inc. ...........        938,786      1,510,100
                                                  -------------- --------------
               COMMUNICATIONS EQUIPMENT -- 1.9%
    113,223    Agere Systems Inc.+ ..............      1,631,136      1,664,378
    565,000    Corning Inc.+ ....................      4,174,676     13,667,350
    830,000    Lucent Technologies Inc.+ ........      4,490,495      2,008,600
    300,000    Motorola Inc. ....................      2,779,293      6,045,000
    235,000    Nortel Networks Corp.+ ...........      1,163,604        526,400
    390,000    Thomas & Betts Corp.+ ............      7,652,903     20,007,000
                                                  -------------- --------------
                                                      21,892,107     43,918,728
                                                  -------------- --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.4%
     10,000    CA Inc. ..........................        145,700        205,500
      1,600    eBay Inc.+ .......................         24,652         46,864
     50,000    Jupitermedia Corp.+ ..............        287,066        650,000
     26,026    Telecom Italia Media SpA .........         26,184         12,150
    225,000    Yahoo! Inc.+ .....................      7,608,400      7,425,000
                                                  -------------- --------------
                                                       8,092,002      8,339,514
                                                  -------------- --------------
               CONSUMER PRODUCTS -- 5.3%
     40,500    Alberto-Culver Co. ...............      1,073,604      1,973,160
     12,000    Altria Group Inc. ................        360,636        881,160
     11,000    Christian Dior SA ................        307,335      1,078,431
    285,000    Church & Dwight Co. Inc. .........      1,872,507     10,379,700
     38,000    Clorox Co. .......................      2,111,402      2,316,860
     40,000    Colgate-Palmolive Co. ............      2,092,913      2,396,000
     40,000    Eastman Kodak Co. ................        950,513        951,200
    275,000    Energizer Holdings Inc.+ .........      4,987,400     16,106,750
    110,000    Fortune Brands Inc. ..............      2,384,058      7,811,100
    290,000    Gallaher Group plc, ADR ..........      4,661,436     18,136,600
      3,000    Givaudan SA ......................      1,028,013      2,361,867
     37,000    Harley-Davidson Inc. .............         93,194      2,030,930
     80,000    Lenox Group Inc.+ ................        882,810        567,200
    100,000    Mattel Inc. ......................      1,731,397      1,651,000
     48,000    National Presto Industries Inc. ..      1,568,057      2,509,440
    520,000    Procter & Gamble Co. .............     17,588,062     28,912,000
     50,000    Reckitt Benckiser plc ............      1,570,345      1,867,707
     30,000    Spectrum Brands Inc.+ ............        378,201        387,600
  1,000,000    Swedish Match AB .................     10,327,823     16,118,387

                                                                     MARKET
    SHARES                                               COST         VALUE
    ------                                               ----        ------

     10,000    Syratech Corp.+ .................. $        2,000 $          500
     82,000    Wolverine World Wide Inc. ........        762,687      1,913,060
                                                  -------------- --------------
                                                      56,734,393    120,350,652
                                                  -------------- --------------
               CONSUMER SERVICES -- 1.7%
      6,000    Expedia Inc.+ ....................        126,986         89,820
    450,000    IAC/InterActiveCorp+ .............      4,668,684     11,920,500
  1,100,000    Liberty Media Holding Corp. -
                 Interactive, Cl. A+ ............      5,674,009     18,986,000
    445,000    Rollins Inc. .....................      3,437,602      8,739,800
                                                  -------------- --------------
                                                      13,907,281     39,736,120
                                                  -------------- --------------
               DIVERSIFIED INDUSTRIAL -- 6.0%
    115,000    Acuity Brands Inc. ...............      1,678,840      4,474,650
      5,000    Anixter International Inc. .......         45,044        237,300
     75,403    Contax Participacoes SA, ADR .....         30,974         66,890
    250,000    Cooper Industries Ltd., Cl. A ....     12,260,110     23,230,000
    420,000    Crane Co. ........................      6,593,275     17,472,000
    124,000    Gardner Denver Inc.+ .............        983,688      4,774,000
    240,000    Greif Inc., Cl. A ................      5,453,716     17,990,400
     30,000    Harbor Global Co. Ltd.+ ..........         52,965        273,300
    425,000    Honeywell International Inc. .....     13,730,962     17,127,500
    590,000    ITT Industries Inc. ..............      9,292,829     29,205,000
    139,000    Katy Industries Inc.+ ............      1,257,950        325,260
    185,000    Lamson & Sessions Co.+ ...........      1,134,427      5,246,600
     21,000    MagneTek Inc.+ ...................        109,503         56,700
    240,000    Myers Industries Inc. ............      1,460,520      4,125,600
     51,000    Pentair Inc. .....................        730,157      1,743,690
     80,000    Smiths Group plc .................        880,176      1,318,120
    112,500    Trinity Industries Inc. ..........        931,715      4,545,000
    130,000    Tyco International Ltd. ..........      3,144,915      3,575,000
     10,000    Walter Industries Inc. ...........        463,587        576,500
                                                  -------------- --------------
                                                      60,235,353    136,363,510
                                                  -------------- --------------
               ELECTRONICS -- 1.1%
      9,600    Chemring Group plc ...............        125,113        207,615
      3,000    Hitachi Ltd., ADR ................        172,200        198,210
     13,000    Kyocera Corp., ADR ...............        448,063      1,010,750
     22,000    Molex Inc., Cl. A ................        609,932        632,060
     46,000    Samsung Electronics Co.
                 Ltd., GDR (a) ..................      8,616,601     14,618,952
     50,000    Sony Corp., ADR ..................      1,447,492      2,202,000
    205,000    Texas Instruments Inc. ...........      5,187,155      6,209,450
                                                  -------------- --------------
                                                      16,606,556     25,079,037
                                                  -------------- --------------
               ENERGY AND UTILITIES -- 8.8%
    110,000    AES Corp.+ .......................        434,151      2,029,500
     40,000    AGL Resources Inc. ...............        667,750      1,524,800
    150,000    Allegheny Energy Inc.+ ...........      1,510,942      5,560,500
    120,000    Aquila Inc.+ .....................        474,410        505,200

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINTUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                               COST         VALUE
    ------                                               ----        ------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
    250,000    BP plc, ADR ......................  $   7,151,966 $   17,402,500
      2,000    Cameron International Corp.+ .....         69,450         95,540
     25,000    CH Energy Group Inc. .............      1,040,745      1,200,000
    354,000    Chevron Corp. ....................     13,555,634     21,969,240
    365,922    ConocoPhillips ...................     10,424,879     23,978,869
     20,000    Constellation Energy Group .......        484,262      1,090,400
    124,000    Devon Energy Corp. ...............      1,695,494      7,490,840
    120,000    DPL Inc. .........................      2,716,196      3,216,000
     20,000    DTE Energy Co. ...................        832,127        814,800
    240,000    Duke Energy Corp. ................      4,598,908      7,048,800
    120,000    Duquesne Light Holdings Inc. .....      1,746,573      1,972,800
     25,000    Edison International .............        425,000        975,000
    350,000    El Paso Corp. ....................      3,048,363      5,250,000
    280,000    El Paso Electric Co.+ ............      3,251,790      5,644,800
    150,000    Energy East Corp. ................      3,072,446      3,589,500
    110,000    EOG Resources Inc. ...............        503,773      7,627,400
    340,000    Exxon Mobil Corp. ................      8,166,149     20,859,000
     14,000    FPL Group Inc. ...................        401,591        579,320
     40,625    GlobalSantaFe Corp. ..............      1,058,988      2,346,094
     10,000    Halliburton Co. ..................        104,525        742,100
    252,716    Kerr-McGee Corp. .................     11,881,869     17,525,855
      1,000    Niko Resources Ltd. ..............         57,456         56,472
     22,086    NiSource Inc. ....................        475,953        482,358
    185,000    Northeast Utilities ..............      3,536,826      3,823,950
     10,000    NSTAR ............................        284,757        286,000
     24,000    Oceaneering International Inc.+ ..        650,712      1,100,400
      1,000    PetroChina Co. Ltd., ADR .........         61,027        107,970
    100,000    Progress Energy Inc., CVO+ .......         52,000         30,000
     50,000    Royal Dutch Shell plc, Cl. A, ADR       2,980,580      3,349,000
    132,000    SJW Corp. ........................      2,151,408      3,359,400
    300,000    Southwest Gas Corp. ..............      5,300,745      9,402,000
     65,000    Transocean Inc.+ .................      3,979,635      5,220,800
     67,000    TXU Corp. ........................        502,630      4,005,930
     10,000    UIL Holdings Corp. ...............        426,389        562,900
     75,000    Weatherford International Ltd.+ ..      3,407,062      3,721,500
     50,000    Western Gas Resources Inc. .......      2,984,875      2,992,500
                                                  -------------- --------------
                                                     106,170,036    199,540,038
                                                  -------------- --------------
               ENTERTAINMENT -- 5.1%
      8,010    Chestnut Hill Ventures+ (b) ......        218,000        172,005
    715,000    Discovery Holding Co., Cl. A+ ....      5,339,540     10,460,450
     45,000    DreamWorks Animation SKG
                 Inc., Cl. A+ ...................      1,084,168      1,030,500
     19,406    EMI Group plc ....................         75,408        109,003

                                                                    MARKET
    SHARES                                              COST         VALUE
    ------                                              ----        ------

    185,000    EMI Group plc, ADR ............... $    1,538,472 $    2,078,679
    600,000    Gemstar-TV Guide International
                 Inc.+ ..........................      2,634,671      2,112,000
    620,000    Grupo Televisa SA, ADR ...........      4,249,951     11,972,200
  2,000,000    Rank Group plc ...................      9,837,464      7,378,368
     20,000    Regal Entertainment Group, Cl. A .        290,903        406,400
    100,000    Six Flags Inc.+ ..................        450,414        562,000
    600,000    The Walt Disney Co. ..............     13,491,340     18,000,000
  1,510,000    Time Warner Inc. .................     20,179,133     26,123,000
     50,000    Triple Crown Media Inc.+ .........        549,453        433,500
    401,000    Viacom Inc., Cl. A+ ..............     10,985,321     14,415,950
     25,000    Viacom Inc., Cl. B+ ..............      1,026,100        896,000
    530,000    Vivendi SA, ADR ..................     10,600,520     18,502,300
     60,000    World Wrestling Entertainment Inc.        612,234      1,013,400
                                                  -------------- --------------
                                                      83,163,092    115,665,755
                                                  -------------- --------------
               ENVIRONMENTAL SERVICES -- 1.4%
    350,000    Allied Waste Industries Inc.+ ....      3,229,628      3,976,000
    300,000    Republic Services Inc. ...........      3,560,581     12,102,000
    450,000    Waste Management Inc. ............      8,655,112     16,146,000
                                                  -------------- --------------
                                                      15,445,321     32,224,000
                                                  -------------- --------------
               EQUIPMENT AND SUPPLIES -- 5.7%
    475,000    AMETEK Inc. ......................      2,763,994     22,505,500
      3,000    Amphenol Corp., Cl. A ............         23,163        167,880
    106,000    CIRCOR International Inc. ........        932,373      3,231,940
    170,000    Crown Holdings Inc.+ .............        766,411      2,646,900
    155,000    CTS Corp. ........................        815,744      2,307,950
      4,000    Danaher Corp. ....................         70,641        257,280
    396,000    Donaldson Co. Inc. ...............      1,518,184     13,412,520
    292,000    Fedders Corp.+ ...................      1,205,333        706,640
    402,000    Flowserve Corp.+ .................      5,865,524     22,873,800
    175,000    Gerber Scientific Inc.+ ..........      1,663,028      2,276,750
    210,000    GrafTech International Ltd.+ .....      2,278,198      1,218,000
    520,000    IDEX Corp. .......................      2,958,676     24,544,000
     24,000    Ingersoll-Rand Co. Ltd., Cl. A ...        501,720      1,026,720
    250,000    Interpump Group SpA ..............        982,522      2,190,374
    200,000    Lufkin Industries Inc. ...........      1,810,811     11,886,000
     35,000    Manitowoc Co. Inc. ...............        127,596      1,557,500
     47,866    Met-Pro Corp. ....................        321,979        598,804
     10,000    Sealed Air Corp. .................        168,679        520,800
     30,000    Valmont Industries Inc. ..........        242,908      1,394,700
    435,000    Watts Water Technologies
                 Inc., Cl. A ....................      5,006,660     14,594,250
    120,000    Weir Group plc ...................        504,947        960,852
                                                  -------------- --------------
                                                      30,529,091    130,879,160
                                                  -------------- --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINTUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                               COST         VALUE
    ------                                               ----        ------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 5.9%
     15,300    Alleghany Corp.+ ................. $    2,667,117 $    4,228,308
    420,000    American Express Co. .............      9,628,368     22,352,400
     90,000    Ameriprise Financial Inc. ........      1,652,563      4,020,300
     50,000    Argonaut Group Inc.+ .............      1,184,298      1,502,000
     10,000    Bank of America Corp. ............        188,637        481,000
     55,000    Bank of New York Co. Inc. ........      1,858,706      1,771,000
        220    Berkshire Hathaway Inc., Cl. A+ ..        874,549     20,164,980
     48,000    BKF Capital Group Inc. ...........        814,715        300,000
      7,500    Calamos Asset Management
                 Inc., Cl. A ....................        135,000        217,425
    220,000    Citigroup Inc. ...................     10,672,338     10,612,800
     35,000    Commerzbank AG ...................        624,519      1,273,167
    110,000    Commerzbank AG, ADR ..............      2,308,920      3,993,121
    155,000    Deutsche Bank AG .................      7,004,175     17,437,500
     55,000    H&R Block Inc. ...................        694,635      1,312,300
     85,000    Janus Capital Group Inc. .........      1,649,762      1,521,500
     26,400    JPMorgan Chase & Co. .............        535,615      1,108,800
     12,000    Lehman Brothers Holdings Inc. ....         54,150        781,800
     76,000    Leucadia National Corp. ..........        662,967      2,218,440
    120,000    Mellon Financial Corp. ...........      4,103,607      4,131,600
     23,000    Merrill Lynch & Co. Inc. .........        948,745      1,599,880
    378,000    Midland Co. ......................      1,942,907     14,356,440
    150,000    Phoenix Companies Inc. ...........      2,222,423      2,112,000
     30,000    PNC Financial Services Group Inc.       1,456,850      2,105,100
      2,500    Prudential Financial Inc. ........         68,750        194,250
     40,000    St. Paul Travelers Companies Inc.       1,575,006      1,783,200
     85,000    State Street Corp. ...............        661,975      4,937,650
     20,000    SunTrust Banks Inc. ..............        424,879      1,525,200
     60,000    T. Rowe Price Group Inc. .........      1,012,984      2,268,600
      1,000    The Allstate Corp. ...............         23,675         54,730
     19,000    Unitrin Inc. .....................        498,464        828,210
      8,500    Value Line Inc. ..................        136,515        362,950
    198,000    Waddell & Reed Financial Inc.,
                 Cl. A ..........................      3,970,134      4,070,880
                                                  -------------- --------------
                                                      62,257,948    135,627,531
                                                  -------------- --------------
               FOOD AND BEVERAGE -- 10.4%
    344,000    Brown-Forman Corp., Cl. A ........      8,522,627     24,699,200
     80,000    Cadbury Schweppes plc, ADR .......      2,626,975      3,105,600
    150,000    Campbell Soup Co. ................      4,181,186      5,566,500
    220,000    Coca-Cola Co. ....................      8,229,353      9,464,400
     80,000    Coca-Cola Enterprises Inc. .......      1,573,687      1,629,600
     11,000    Coca-Cola Hellenic Bottling Co. SA        268,442        332,200

                                                                    MARKET
    SHARES                                              COST         VALUE
    ------                                              ----        ------

    368,000    Corn Products International Inc.   $    4,468,951 $   11,260,800
    220,000    Del Monte Foods Co. ..............      2,111,834      2,470,600
    318,000    Diageo plc, ADR ..................     11,903,832     21,480,900
     70,000    Farmer Brothers Co. ..............        943,094      1,517,600
    358,000    Flowers Foods Inc. ...............      2,271,075     10,253,120
      3,000    Fomento Economico Mexicano
                 SA de CV, ADR                           162,855        251,160
    350,000    General Mills Inc. ...............     11,981,370     18,081,000
    210,000    Groupe Danone ....................     20,879,524     26,685,469
     90,000    Groupe Danone, ADR ...............      1,851,062      2,400,300
  1,267,800    Grupo Bimbo SA de CV, Cl. A ......      2,247,680      3,799,627
    200,000    H.J. Heinz Co. ...................      7,031,246      8,244,000
     10,000    Hain Celestial Group Inc.+ .......        141,134        257,600
    135,000    Kellogg Co. ......................      3,562,192      6,538,050
     95,000    Kerry Group plc, Cl. A ...........      1,122,284      2,016,069
     33,000    LVMH Moet Hennessy Louis
                 Vuitton SA .....................      1,150,670      3,275,393
      9,000    Nestle SA ........................      1,868,526      2,826,878
    770,000    PepsiAmericas Inc. ...............     11,293,018     17,024,700
    355,000    PepsiCo Inc. .....................      9,198,266     21,314,200
     25,280    Pernod-Ricard SA, ADR ............      1,071,872      1,253,153
    155,000    Ralcorp Holdings Inc.+ ...........      2,450,803      6,592,150
     65,000    The Hershey Co. ..................      1,230,126      3,579,550
     20,000    The J.M. Smucker Co. .............        547,733        894,000
    158,117    Tootsie Roll Industries Inc. .....      2,005,307      4,605,948
    255,000    Wm. Wrigley Jr. Co. ..............      6,240,995     11,566,800
     63,750    Wm. Wrigley Jr. Co., Cl. B .......      1,658,999      2,887,875
                                                  -------------- --------------
                                                     134,796,718    235,874,442
                                                  -------------- --------------
               HEALTH CARE -- 3.2%
     26,222    Allergan Inc. ....................      2,458,117      2,812,572
     44,000    Amgen Inc.+ ......................        203,194      2,870,120
     24,000    AngioDynamics Inc.+ ..............        550,004        649,200
      3,000    ArthroCare Corp.+ ................         34,530        126,030
     44,000    Biogen Idec Inc.+ ................        409,921      2,038,520
      5,000    Biomet Inc. ......................        156,210        156,450
     20,000    Biosite Inc.+ ....................        963,067        913,200
    155,000    Bristol-Myers Squibb Co. .........      4,244,679      4,008,300
     85,000    Chemed Corp. .....................      1,326,740      4,635,050
     60,000    CONMED Corp.+ ....................      1,316,339      1,242,000
      5,500    DENTSPLY International Inc. ......        209,434        333,300
     90,000    Eli Lilly & Co. ..................      5,261,954      4,974,300
     35,000    Exactech Inc.+ ...................        543,108        481,250
     40,000    Henry Schein Inc.+ ...............      1,091,829      1,869,200
     15,000    Hospira Inc.+ ....................        522,370        644,100
     25,000    IMS Health Inc. ..................        662,906        671,250
     15,000    Inverness Medical
                 Innovations Inc.+ ..............        255,011        423,450
     45,000    Invitrogen Corp.+ ................      2,307,565      2,973,150
    100,000    Johnson & Johnson ................      2,951,660      5,992,000

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINTUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                               COST         VALUE
    ------                                               ----        ------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
    120,000    Medco Health Solutions Inc.+ ..... $    3,781,261 $    6,873,600
    150,000    Merck & Co. Inc. .................      4,480,183      5,464,500
      2,000    Nobel Biocare Holding AG .........        285,863        474,827
     15,000    Orthofix International NV+ .......        501,240        571,950
      4,000    OrthoLogic Corp.+ ................         13,880          6,480
     32,000    Patterson Companies Inc.+ ........        702,130      1,117,760
    475,000    Pfizer Inc. ......................      8,375,103     11,148,250
    133,000    Schering-Plough Corp. ............      2,512,360      2,530,990
      2,000    Stryker Corp. ....................         65,440         84,220
     40,000    Thoratec Corp.+ ..................        514,145        554,800
     10,000    UnitedHealth Group Inc. ..........        450,804        447,800
     35,000    William Demant Holding A/S+ ......      1,644,239      2,616,665
      5,000    Wright Medical Group Inc.+ .......         92,660        104,650
     55,000    Wyeth ............................      2,169,854      2,442,550
      1,000    Young Innovations Inc. ...........         30,000         35,230
                                                  -------------- --------------
                                                      51,087,800     72,287,714
                                                  -------------- --------------
               HOTELS AND GAMING -- 2.9%
     55,000    Aztar Corp.+ .....................      1,243,242      2,857,800
     10,000    Churchill Downs Inc. .............        394,854        374,500
    336,000    Gaylord Entertainment Co.+ .......      9,094,116     14,663,040
     95,000    GTECH Holdings Corp. .............        918,276      3,304,100
     35,000    Harrah's Entertainment Inc. ......        765,198      2,491,300
    590,000    Hilton Hotels Corp. ..............      6,738,575     16,685,200
     55,098    Host Hotels & Resorts Inc. .......      1,126,479      1,204,993
     39,600    International Game Technology ....      1,114,521      1,502,424
     21,000    Kerzner International Ltd.+ ......        947,011      1,664,880
  1,582,576    Ladbrokes plc ....................     15,136,688     11,925,583
     22,000    Las Vegas Sands Corp.+ ...........        809,047      1,712,920
     50,000    MGM Mirage+ ......................        619,882      2,040,000
     10,000    Pinnacle Entertainment Inc.+ .....        176,000        306,500
     90,000    Starwood Hotels & Resorts
                 Worldwide Inc. .................      1,823,635      5,430,600
                                                  -------------- --------------
                                                      40,907,524     66,163,840
                                                  -------------- --------------
               MACHINERY -- 1.9%
    140,000    Caterpillar Inc. .................        927,858     10,427,200
     20,000    CNH Global NV ....................        351,118        478,400
    395,000    Deere & Co. ......................      6,618,190     32,978,550
                                                  -------------- --------------
                                                       7,897,166     43,884,150
                                                  -------------- --------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.4%
    100,000    Cavalier Homes Inc.+ .............        509,259        530,000
     32,200    Cavco Industries Inc.+ ...........        609,204      1,430,968
    110,000    Champion Enterprises Inc.+ .......      1,051,665      1,214,400
     30,000    Coachmen Industries Inc. .........        431,876        358,200
    120,000    Fleetwood Enterprises Inc.+ ......      1,387,305        904,800

                                                                    MARKET
    SHARES                                              COST         VALUE
    ------                                              ----        ------

     76,000    Huttig Building Products Inc.+ ... $      232,463 $      615,600
     12,500    Nobility Homes Inc. ..............        260,493        339,625
     20,000    Palm Harbor Homes Inc.+ ..........        346,431        351,800
     71,500    Skyline Corp. ....................      2,837,933      3,058,770
     11,000    Southern Energy Homes Inc.+ ......         43,900         74,250
                                                  -------------- --------------
                                                       7,710,529      8,878,413
                                                  -------------- --------------
               METALS AND MINING -- 1.9%
     50,000    Alcoa Inc. .......................      1,385,170      1,618,000
     82,000    Arizona Star Resource Corp.+ .....        335,639        936,576
    403,580    Barrick Gold Corp. ...............      7,594,595     11,945,968
     12,525    Freeport-McMoRan Copper &
                 Gold Inc., Cl. B ...............        272,500        694,010
     10,000    Inco Ltd. ........................        380,400        659,000
    100,000    Ivanhoe Mines Ltd.+ ..............        775,931        682,000
     50,000    Kinross Gold Corp.+ ..............        359,224        544,500
    510,000    Newmont Mining Corp. .............      9,521,832     26,994,300
      4,000    Peabody Energy Corp. .............        225,134        223,000
                                                  -------------- --------------
                                                      20,850,425     44,297,354
                                                  -------------- --------------
               PAPER AND FOREST PRODUCTS -- 0.0%
     12,000    Svenska Cellulosa AB, Cl. B ......        530,327        496,057
                                                  -------------- --------------
               PUBLISHING -- 7.2%
    230,000    Belo Corp., Cl. A ................      4,146,932      3,588,000
     66,000    Dow Jones & Co. Inc. .............      2,679,328      2,310,660
     30,000    EMAP plc .........................        362,733        472,382
    200,000    Independent News & Media plc .....        614,273        585,805
     38,000    Lee Enterprises Inc. .............        875,843      1,024,100
     65,535    McClatchy Co., Cl. A .............      1,572,431      2,629,280
    280,000    McGraw-Hill Companies Inc. .......      2,576,918     14,064,400
    364,000    Media General Inc., Cl. A ........     10,175,790     15,247,960
     80,000    Meredith Corp. ...................      1,650,283      3,963,200
    132,000    New York Times Co., Cl. A ........      1,094,267      3,239,280
  4,835,000    News Corp., Cl. A ................     36,360,879     92,735,300
     24,000    News Corp., Cl. B ................        227,345        484,320
    650,000    PRIMEDIA Inc.+ ...................      2,384,453      1,189,500
    235,000    Reader's Digest Association Inc. .      4,197,819      3,280,600
     20,300    Seat Pagine Gialle SpA ...........         11,997          9,451
    245,000    The E.W. Scripps Co., Cl. A ......      7,786,098     10,569,300
    300,000    Tribune Co. ......................     10,377,723      9,729,000
                                                  -------------- --------------
                                                      87,095,112    165,122,538
                                                  -------------- --------------
               REAL ESTATE -- 1.1%
    120,082    Florida East Coast Industries Inc.      1,856,261      6,283,891
    100,000    Griffin Land & Nurseries Inc.+ ...      1,372,091      3,125,000

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINTUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
    SHARES                                               COST         VALUE
    ------                                               ----        ------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE (CONTINUED)
     75,000    ProLogis ......................... $    1,893,259 $    3,909,000
    259,000    St. Joe Co. ......................      1,978,948     12,053,860
                                                  -------------- --------------
                                                       7,100,559     25,371,751
                                                  -------------- --------------
               RETAIL -- 0.7%
     30,000    Aaron Rents Inc. .................         68,259        806,400
     60,750    Aaron Rents Inc., Cl. A ..........        287,231      1,470,757
    253,877    AutoNation Inc.+ .................      2,169,222      5,443,123
     20,000    AutoZone Inc.+ ...................      1,681,602      1,764,000
     20,000    Coldwater Creek Inc.+ ............         33,827        535,200
     35,000    Costco Wholesale Corp. ...........      1,579,106      1,999,550
     35,000    CSK Auto Corp.+ ..................        561,129        418,950
    118,000    Kroger Co. .......................        693,975      2,579,480
     10,000    Safeway Inc. .....................        224,866        260,000
     14,560    SUPERVALU Inc. ...................        433,160        446,992
                                                  -------------- --------------
                                                       7,732,377     15,724,452
                                                  -------------- --------------
               SPECIALTY CHEMICALS -- 1.3%
    150,000    Chemtura Corp. ...................      1,690,094      1,401,000
    467,500    Ferro Corp. ......................      7,668,635      7,461,300
    130,000    General Chemical Group Inc.+ .....        502,184          1,950
     70,000    H.B. Fuller Co. ..................      1,076,987      3,049,900
    248,000    Hercules Inc.+ ...................      3,750,623      3,784,480
     40,000    International Flavors &
                 Fragrances Inc. ................        802,624      1,409,600
    110,000    Material Sciences Corp.+ .........      1,014,398        993,300
    648,000    Omnova Solutions Inc.+ ...........      2,046,412      3,680,640
    350,000    Sensient Technologies Corp. ......      6,822,604      7,318,500
     13,380    Tronox Inc., Cl. B ...............        152,038        176,215
                                                  -------------- --------------
                                                      25,526,599     29,276,885
                                                  -------------- --------------
               TELECOMMUNICATIONS -- 6.5%
     40,000    ALLTEL Corp. .....................      1,509,532      2,553,200
    250,000    AT&T Inc. ........................      6,719,008      6,972,500
     14,000    Brasil Telecom Participacoes
                 SA, ADR ........................        810,959        455,980
    260,000    BT Group plc .....................      1,015,869      1,150,304
     20,000    BT Group plc, ADR ................        674,674        885,800
     67,000    CenturyTel Inc. ..................        961,785      2,489,050
    520,000    Cincinnati Bell Inc.+ ............      3,080,199      2,132,000
    105,000    Citizens Communications Co. ......      1,159,420      1,370,250
    280,000    Commonwealth Telephone
                 Enterprises Inc. ...............      5,196,101      9,284,800
     80,000    Deutsche Telekom AG, ADR .........      1,229,873      1,283,200
     52,000    Embarq Corp.+ ....................      1,469,768      2,131,480
     35,000    France Telecom SA, ADR ...........        683,989        765,100
  2,180,000    Qwest Communications
                 International Inc.+ ............      6,409,196     17,636,200

                                                                     MARKET
    SHARES                                               COST         VALUE
    ------                                               ----        ------

  1,040,000    Sprint Nextel Corp. .............. $   14,860,987 $   20,789,600
     75,403    Tele Norte Leste Participacoes
                 SA, ADR ........................      1,001,480        961,388
  4,300,935    Telecom Italia SpA ...............      2,446,277     11,978,673
    280,000    Telecom Italia SpA, ADR ..........      1,913,792      7,817,600
     94,000    Telefonica SA, ADR ...............      3,341,710      4,675,560
     10,400    Telefonica SA, BDR ...............        119,280        168,060
     40,000    Telefonos de Mexico SA de CV,
                 Cl. L, ADR .....................        171,746        833,200
    592,000    Telephone & Data Systems Inc. ....     12,078,671     24,508,800
    527,000    Telephone & Data Systems Inc.,
                 Special ........................     10,638,955     20,500,300
    180,000    Verizon Communications Inc. ......      5,855,429      6,028,200
                                                  -------------- --------------
                                                      83,348,700    147,371,245
                                                  -------------- --------------
               TRANSPORTATION -- 0.6%
     85,000    AMR Corp.+ .......................      1,245,604      2,160,700
    260,000    GATX Corp. .......................      5,898,347     11,050,000
     63,000    Grupo TMM SA, Cl. A, ADR+ ........        411,039        256,410
      4,000    Kansas City Southern+ ............          7,317        110,800
      7,900    Providence & Worcester
                 Railroad Co. ...................        103,258        161,160
                                                  -------------- --------------
                                                       7,665,565     13,739,070
                                                  -------------- --------------
               WIRELESS COMMUNICATIONS -- 0.8%
    145,000    America Movil SA de CV, Cl. L, ADR        927,492      4,822,700
     72,000    Price Communications Corp.+ ......      1,120,226      1,220,400
      1,350    Tele Norte Celular Participacoes
                 SA, ADR ........................         20,857         12,690
      3,375    Telemig Celular Participacoes SA,
                 ADR ............................         97,539        119,475
     13,001    Tim Participacoes SA, ADR ........        157,722        358,178
    175,200    United States Cellular Corp.+ ....      8,337,306     10,617,120
        192    Vivo Participacoes SA+ ...........            670            850
     67,505    Vivo Participacoes SA, ADR .......        648,113        166,062
      4,174    Vivo Participacoes SA, Pfd.+ .....         66,002         10,175
      5,000    Vodafone Group plc, ADR ..........         43,962        106,500
                                                  -------------- --------------
                                                      11,419,889     17,434,150
                                                  -------------- --------------
                TOTAL COMMON STOCKS .............  1,149,234,991  2,256,073,741
                                                  -------------- --------------
               PREFERRED STOCKS -- 0.2%
               AEROSPACE -- 0.2%
     29,500    Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ........      3,437,340      3,731,750
                                                  -------------- --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINTUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
  PRINCIPAL                                                          MARKET
   AMOUNT                                                COST         VALUE
   -------                                               ----        ------
               CONVERTIBLE CORPORATE BONDS -- 0.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,500,000    Pep Boys -
                 Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07 ............... $    1,498,103 $    1,477,500
  1,000,000    Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...............        941,850        887,500
                                                  -------------- --------------
                                                       2,439,953      2,365,000
                                                  -------------- --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
    500,000    GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ...............        501,588        531,875
                                                  -------------- --------------
               COMMUNICATIONS EQUIPMENT -- 0.1%
  2,000,000    Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09 ...............      1,934,628      1,987,500
  1,100,000    Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ...............      1,074,417      1,042,250
                                                  -------------- --------------
                                                       3,009,045      3,029,750
                                                  -------------- --------------
               METALS AND MINING -- 0.0%
    100,000    Inco Ltd., Cv.,
                 Zero Coupon, 03/29/21 ..........         99,768        175,500
                                                  -------------- --------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ................      6,050,354      6,102,125
                                                  -------------- --------------
    SHARES
    ------
               WARRANTS -- 0.0%
               COMMUNICATIONS EQUIPMENT -- 0.0%
      1,097    Lucent Technologies Inc.,
                 expire 12/10/07+ ...............          1,821            296
                                                  -------------- --------------
               ENERGY AND UTILITIES -- 0.0%
     11,313    Mirant Corp., Ser. A,
                 expire 01/03/11+ ...............        149,058        114,262
                                                  -------------- --------------
               TOTAL WARRANTS ...................        150,879        114,558
                                                  -------------- --------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                COST         VALUE
   -------                                               ----        ------
               U.S. GOVERNMENT OBLIGATIONS -- 0.6%
$13,061,000    U.S. Treasury Bills,
                 4.160% to 5.153%++,
                 07/06/06 to 12/14/06 ........... $   12,946,308 $   12,947,824
                                                  -------------- --------------
                TOTAL INVESTMENTS -- 100.1% ..... $1,171,819,872  2,278,969,998
                                                  ==============

                OTHER ASSETS AND LIABILITIES (NET) -- (0.1)%...      (2,732,010)
                                                                 --------------
                NET ASSETS -- 100.0% ..........................  $2,276,237,988
                                                                 ==============

---------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the Rule 144A security is considered liquid and the market value amounted to $14,618,952 or 0.64% of total net assets.
(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of the fair valued security amounted to $172,005 or 0.01% of total net assets.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
ADR American Depository Receipt
BDR Brazilian Depository Receipt
CVO Contingent Value Obligation
GDR Global Depository Receipt


                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $1,171,819,872) ..............  $2,278,969,998
  Foreign currency, at value (cost $3) .....................               4
  Cash .....................................................          66,671
  Dividends and interest receivable ........................       1,845,237
  Receivable for Fund shares sold ..........................         608,692
  Other assets .............................................          36,960
                                                              --------------
  TOTAL ASSETS .............................................   2,281,527,562
                                                              --------------
LIABILITIES:
  Payable for investment advisory fees .....................       1,832,073
  Payable for Fund shares redeemed .........................       1,845,322
  Payable for investments purchased ........................         471,780
  Payable for Trustees' fees ...............................             449
  Payable for distribution fees ............................         459,640
  Payable for shareholder services fees ....................         375,233
  Payable for shareholder
    communications expenses ................................         185,528
  Other accrued expenses ...................................         119,549
                                                              --------------
  TOTAL LIABILITIES ........................................       5,289,574
                                                              --------------
  NET ASSETS applicable to 51,111,195
   shares outstanding ......................................  $2,276,237,988
                                                              ==============
NET ASSETS CONSIST OF:
  Paid-in capital ..........................................  $1,073,604,289
  Accumulated net investment income ........................      15,098,793
  Accumulated net realized gain on investments
    and foreign currency transactions ......................      80,383,307
  Net unrealized appreciation on investments ...............   1,107,150,126
  Net unrealized appreciation on foreign
    currency translations ..................................           1,473
                                                              --------------
  NET ASSETS ...............................................  $2,276,237,988
                                                              ==============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($2,270,337,814 / 50,977,400
    shares outstanding; unlimited number of shares
    authorized) ............................................          $44.54
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($3,185,450 / 71,730  shares outstanding;
    unlimited number of shares authorized) .................          $44.41
                                                                      ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) .................................          $47.12
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($7,111 / 162.1 shares outstanding;
    unlimited number of shares authorized) .................          $43.87(a)
                                                                      ======
  CLASS C:
  Net Asset Value and  offering  price  per  share
    ($2,707,613 / 61,903 shares outstanding;
    unlimited number of shares authorized) .................          $43.74(a)
                                                                      ======
--------------------
(a) Redemption price varies based on length of time held.



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $590,735) .............  $ 29,964,631
  Interest .................................................       641,717
                                                              ------------
  TOTAL INVESTMENT INCOME ..................................    30,606,348
                                                              ------------
EXPENSES:
  Investment advisory fees .................................    11,367,430
  Distribution fees - Class AAA ............................     2,835,344
  Distribution fees - Class A ..............................         3,336
  Distribution fees - Class B ..............................            26
  Distribution fees - Class C ..............................        12,686
  Shareholder services fees ................................       764,171
  Shareholder communications expenses ......................       199,689
  Custodian fees ...........................................       168,728
  Legal and audit fees .....................................        38,583
  Interest expense .........................................        33,053
  Registration expenses ....................................        29,839
  Trustees' fees ...........................................        25,444
  Miscellaneous expenses ...................................       120,547
                                                              ------------
  TOTAL EXPENSES ...........................................    15,598,876
  Less: Custodian fee credits ..............................       (14,441)
                                                              ------------
  TOTAL NET EXPENSES .......................................    15,584,435
                                                              ------------
  NET INVESTMENT INCOME ....................................    15,021,913
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................    86,682,068
  Net realized gain on foreign
    currency transactions ..................................       111,248
                                                              ------------
  Net realized gain on investments and
    foreign currency transactions ..........................    86,793,316
                                                              ------------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ..........................    80,749,222
                                                              ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .......................   167,542,538
                                                              ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................  $182,564,451
                                                              ============


                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND


STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2006          YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2005
                                                                              ----------------      -----------------
OPERATIONS:
  Net investment income ...................................................... $   15,021,913        $    6,498,797
  Net realized gain on investments and
    foreign currency transactions ............................................     86,793,316           107,057,442
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ....................................................     80,749,222           (15,485,585)
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................    182,564,451            98,070,654
                                                                               --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ................................................................             --            (6,113,895)
    Class A ..................................................................             --                (7,382)
    Class C ..................................................................             --                (3,075)
                                                                               --------------        --------------
                                                                                           --            (6,124,352)
                                                                               --------------        --------------
  Net realized gain on investments
    Class AAA ................................................................             --          (107,016,495)
    Class A ..................................................................             --               (89,587)
    Class B ..................................................................             --                   (57)
    Class C ..................................................................             --              (108,437)
                                                                               --------------        --------------
                                                                                           --          (107,214,576)
                                                                               --------------        --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................             --          (113,338,928)
                                                                               --------------        --------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ................................................................   (158,302,818)           45,495,325
    Class A ..................................................................      1,015,828             1,689,183
    Class B ..................................................................          5,658                    58
    Class C ..................................................................        259,525             1,985,171
                                                                               --------------        --------------
  Net increase (decrease) in net assets from shares of
    beneficial interest transactions .........................................   (157,021,807)           49,169,737
                                                                               --------------        --------------
  REDEMPTION FEES ............................................................          3,660                39,655
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS .................................................     25,546,304            33,941,118
NET ASSETS:
  Beginning of period ........................................................  2,250,691,684         2,216,750,566
                                                                               --------------        --------------
  End of period (including undistributed net investment income of
    $15,098,793 and $76,880, respectively) ................................... $2,276,237,988        $2,250,691,684
                                                                               ==============        ==============



                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to decrease accumulated net investment income by $290,591 and to increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $290,591.

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

    DISTRIBUTIONS PAID FROM:
    Ordinary income
      (inclusive of short-term capital gains) ...........  $  7,034,411
    Net long-term capital gains .........................   106,304,517
                                                           ------------
    Total distributions paid ............................  $113,338,928
                                                           ============

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Undistributed ordinary income ....................  $       27,810
    Net unrealized appreciation on investments .......   1,020,043,874
    Net unrealized depreciation on
      foreign currency transactions ..................          (2,436)
                                                        --------------
    Total ............................................  $1,020,069,248
                                                        ==============

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

                                                 GROSS           GROSS        NET UNREALIZED
                                              UNREALIZED      UNREALIZED       APPRECIATION/
                                  COST       APPRECIATION    DEPRECIATION     (DEPRECIATION)
                                  ----       ------------    ------------    ---------------
   Investments ............ $1,178,692,446  $1,144,348,733   $(44,071,181)   $1,100,277,552

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $64,412,663 and $122,936,350, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $158,805 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $5,202 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2006, there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 amounted to $3,660 and $39,655, respectively.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2006                   YEAR ENDED
                                                              (UNAUDITED)                 DECEMBER 31, 2005
                                                     ----------------------------   ---------------------------
                                                     SHARES                AMOUNT   SHARES               AMOUNT
                                                     ----------     -------------   ----------    -------------
                                                               CLASS AAA                     CLASS AAA
                                                     ----------------------------   ---------------------------
Shares sold .......................................   1,923,802     $  83,644,112    5,862,472    $ 244,466,062
Shares issued upon reinvestment of dividends ......         (94)           (3,832)   2,596,902      107,200,111
Shares redeemed ...................................  (5,567,490)     (241,943,098)  (7,296,026)    (306,170,848)
                                                     ----------     -------------   ----------    -------------
  Net increase (decrease) .........................  (3,643,782)    $(158,302,818)   1,163,348    $  45,495,325
                                                     ==========     =============   ==========    =============
                                                                CLASS A                        CLASS A
                                                     ----------------------------   ---------------------------
Shares sold .......................................      26,599     $   1,163,360       41,938    $   1,770,412
Shares issued upon reinvestment of dividends ......          --                --        2,327           95,775
Shares redeemed ...................................      (3,411)         (147,532)      (4,190)        (177,004)
                                                     ----------     -------------   ----------    -------------
  Net increase ....................................      23,188     $   1,015,828       40,075    $   1,689,183
                                                     ==========     =============   ==========    =============
                                                                CLASS B                        CLASS B
                                                     ----------------------------   ---------------------------
Shares sold .......................................         132     $       5,658           --    $          --
Shares issued upon reinvestment of dividends ......          --                --            1               58
                                                     ----------     -------------   ----------    -------------
  Net increase ....................................         132     $       5,658            1    $          58
                                                     ==========     =============   ==========    =============
                                                                CLASS C                        CLASS C
                                                     ----------------------------   ---------------------------
Shares sold .......................................       8,630     $     368,125       47,792    $   2,009,812
Shares issued upon reinvestment of dividends ......          --                --        2,732          111,189
Shares redeemed ...................................      (2,508)         (108,600)      (3,230)        (135,830)
                                                     ----------     -------------   ----------    -------------
  Net increase ....................................       6,122     $     259,525       47,294    $   1,985,171
                                                     ==========     =============   ==========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                              INCOME
                                    FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                         ---------------------------------------------  ----------------------------------------
                                                Net
              Net Asset                    Realized and       Total                       Net
   Period       Value,       Net            Unrealized        from          Net        Realized
    Ended     Beginning    Investment        Gain (Loss)    Investment  Investment     Gain on         Total
 December 31  of Period  Income (Loss)(a)  on Investments   Operations    Income      Investments  Distributions
 ----------- ----------  ----------------  --------------   ----------  ----------    -----------  -------------
CLASS AAA
2006(b)        $41.13        $ 0.29           $ 3.12         $ 3.41          --            --             --
2005            41.45          0.12             1.73           1.85      $(0.12)       $(2.05)        $(2.17)
2004            36.26          0.02             5.96           5.98       (0.03)        (0.76)         (0.79)
2003            28.25          0.04             8.60           8.64       (0.03)        (0.60)         (0.63)
2002            32.97          0.02            (4.72)         (4.70)      (0.02)        (0.00)(c)      (0.02)
2001            33.90         (0.00)(c)         0.05           0.05          --         (0.98)         (0.98)
CLASS A
2006(b)        $41.01        $ 0.34           $ 3.06         $ 3.40          --            --             --
2005            41.39          0.10             1.74           1.84      $(0.17)       $(2.05)        $(2.22)
2004(e)         36.26          0.03             5.94           5.97       (0.08)        (0.76)         (0.84)
CLASS B
2006(b)        $40.64        $ 0.26           $ 2.97         $ 3.23          --            --             --
2005            41.16         (0.17)            1.70           1.53          --        $(2.05)        $(2.05)
2004(e)         36.26         (0.25)            5.91           5.66          --         (0.76)         (0.76)
CLASS C
2006(b)        $40.54        $ 0.14           $ 3.06         $ 3.20          --            --             --
2005            41.14         (0.20)            1.71           1.51      $(0.06)       $(2.05)        $(2.11)
2004(e)         36.26         (0.26)            5.92           5.66       (0.02)        (0.76)         (0.78)

                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                      ----------------------------------------------------------

                          Net Asset             Net Assets       Net
   Period                   Value,                End of     Investment                Portfolio
    Ended     Redemption    End of      Total      Period      Income      Operating   Turnover
 December 31    Fees(a)    Period     Return+   (in 000's)     (Loss)       Expenses      Rate
 -----------  -----------  --------   -------   ----------   ----------     --------   ---------
CLASS AAA
2006(b)        $0.00(c)    $44.54       8.3%    $2,270,338      1.32%(d)    1.37%(d)      3%
2005            0.00(c)     41.13       4.4      2,246,439      0.29        1.37          6
2004            0.00(c)     41.45      16.5      2,216,050      0.06        1.38          7
2003              --        36.26      30.6      1,958,431      0.11        1.38          7
2002              --        28.25     (14.3)     1,501,420      0.04        1.38          8
2001              --        32.97       0.2      1,911,007     (0.00)       1.36         15
CLASS A
2006(b)        $0.00(c)    $44.41       8.3%    $    3,185      1.59%(d)    1.37%(d)      3%
2005            0.00(c)     41.01       4.4          1,991      0.23        1.38          6
2004(e)         0.00(c)     41.39      16.5            351      0.07        1.40          7
CLASS B
2006(b)        $0.00(c)    $43.87       8.0%    $        7      1.20%(d)    2.12%(d)      3%
2005            0.00(c)     40.64       3.7              1     (0.41)       2.02          6
2004(e)         0.00(c)     41.16      15.6              1     (0.67)       2.07          7
CLASS C
2006(b)        $0.00(c)    $43.74       7.9%    $    2,708      0.66%(d)    2.12%(d)      3%
2005            0.00(c)     40.54       3.6          2,261     (0.49)       2.13          6
2004(e)         0.00(c)     41.14      15.6            349     (0.68)       2.15          7

------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) For the period ended June 30, 2006, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.
(e) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.



                See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 15, 2006, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund against a peer group of multi-cap and core value funds chosen by Lipper as being comparable. The independent board members noted that the Fund's performance was in or near the top one-third of the funds in its category for the ten and five year periods, was in the top one-half of the funds for the three year period and was in the bottom 25% of the funds for the one year period.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The independent board members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios and the Fund's size were above average within this group. The independent board members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The independent board members also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund's performance and that economies of scale were not a significant factor in their thinking at this time. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                       Anthony R. Pustorino
CHAIRMAN AND CHIEF                          CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                           PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                       PACE UNIVERSITY


Anthony J. Colavita                         Werner J. Roeder, MD
ATTORNEY-AT-LAW                             MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                   LAWRENCE HOSPITAL


James P. Conn                               Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER             CHAIRMAN
FINANCIAL SECURITY ASSURANCE                BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                            Salvatore J. Zizza
John D. Gabelli                             CHAIRMAN
SENIOR VICE PRESIDENT                       HALLMARK ELECTRICAL SUPPLIES
GABELLI & COMPANY, INC.                     CORP.


                                    OFFICERS

Bruce N. Alpert                             James E. McKee
PRESIDENT                                   SECRETARY

Agnes Mullady                               Peter D. Goldstein
TREASURER                                   CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB405Q206SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH






                                                    THE
                                                    GABELLI
                                                    ASSET
                                                    FUND










                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under   the  1940  Act
             and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.